NET INCOME (LOSS) PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-vested share options
Net loss per share
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	41,217,159
Restricted Stock Units (RSUs) [Member]
Net loss per share
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	31,140
Common Stock [Member]
Net loss per share
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share			10,515,625
Preferred shares
Net loss per share
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share		932,877,749	1,098,514,498